Pensions and Other Postretirement Benefits (Details 2)	12 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2011
U.S. plans [Member] | Defined Benefit Pension Plans [Member]
Weighted-average assumptions used in determining net periodic benefit costs:
Discount rate	4.70%	5.50%	5.80%
Expected return on plan assets	7.00%	7.00%	7.50%
Rate of compensation increase	4.12%	4.14%	4.15%
U.S. plans [Member] | Other Postretirement Benefits [Member]
Weighted-average assumptions used in determining net periodic benefit costs:
Discount rate	4.70%	5.50%	5.80%
Expected return on plan assets	0.00%	0.00%	0.00%
Rate of compensation increase	0.00%	0.00%	0.00%
Canadian plans [Member] | Defined Benefit Pension Plans [Member]
Weighted-average assumptions used in determining net periodic benefit costs:
Discount rate	4.20%	5.00%	5.30%
Expected return on plan assets	6.17%	6.66%	7.08%
Rate of compensation increase	4.00%	4.00%	4.00%
Canadian plans [Member] | Other Postretirement Benefits [Member]
Weighted-average assumptions used in determining net periodic benefit costs:
Discount rate	4.20%	5.00%	5.30%
Expected return on plan assets	0.00%	0.00%	0.00%
Rate of compensation increase	0.00%	0.00%	0.00%